Taxation (Details) - EUR (€) € in Millions		3 Months Ended		9 Months Ended
	Apr. 01, 2023	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Taxes [Abstract]
Tax expense		€ 13.9	€ 14.9	€ 42.2	€ 48.7
Applicable tax rate	2500.00%			1900.00%